Document and Entity Information	6 Months Ended
Jun. 28, 2014
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 28, 2014
Entity Registrant Name	Summit Materials, LLC
Entity Central Index Key	0001571371
Entity Filer Category	Non-accelerated Filer
Continental Cement Company, L.L.C. [Member]
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jun. 28, 2014
Entity Registrant Name	Continental Cement Company, L.L.C.
Entity Central Index Key	0001571274
Entity Filer Category	Non-accelerated Filer